Annual Fund Operating Expenses - Class D Shares - Janus Henderson Contrarian Fund - Class D	Jan. 28, 2021
Operating Expenses:
Management Fees	0.55%	[1]
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.72%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.